Goodwill and Intangible Assets, net - Estimated Future Amortization (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2021	$ 692
2022	2,767
2023	2,767
2024	1,163
2025	933
Thereafter	9,449
Total	$ 17,771